OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Other Assets [Abstract]
Prepaid expenses	$ 3,045	$ 2,982
Other receivables	3,002	4,528
Prepaid expenses and other assets	$ 6,047	$ 7,510